Document and entity information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	MiX Telematics Ltd
Entity Central Index Key	0001576914
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	601,947,020
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No